Other liabilities - Future amortization of unfavorable contracts (Details) $ in Millions	Sep. 30, 2022 USD ($)
Other Liabilities [Abstract]
Remainder of 2022	$ 4
2023	24
2024	24
2025 and thereafter	22
Total	$ 74